Restructuring- Schedule of Company's Cost Optimization Charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Cost Optimization and Resource Efficiency Program
Restructuring Cost and Reserve
Charges incurred		$ 10
Cost Optimization and Resource Efficiency Program | Cost of sales
Restructuring Cost and Reserve
Charges incurred	$ 0	0	$ 23
Cost Optimization and Resource Efficiency Program | Research and Development
Restructuring Cost and Reserve
Charges incurred	0	2	70
Cost Optimization and Resource Efficiency Program | Selling, marketing and administration
Restructuring Cost and Reserve
Charges incurred		9	229
Charges incurred (recovered)	(7)
Cost Optimization And Resource Efficiency Program Total
Restructuring Cost and Reserve
Charges incurred		$ 11	$ 322
Charges incurred (recovered)	$ (7)